Fair Value Measurement - Schedule of fair value, assets and liabilities measured on recurring basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	$ 2,774	$ 4,644
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	507	447
Level 1 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	2,267	4,197
Level 1 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 1 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	53,705	50,645
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	25,213	32,516
Level 2 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	11,928	7,030
Level 2 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	16,564	9,399
Level 2 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	1,700
Level 2 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 2 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	(3,076)	(1,066)
Level 3 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | U.S. Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Corporate bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Commercial papers [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | U.S. government agency securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Foreign bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	0	0
Level 3 [Member] | Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	(2,972)	911
Level 3 [Member] | Warrants for ordinary shares [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial assets and liabilities recurring basis	$ (104)	$ (155)